CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Cash FDIC uninsured amount	$ 250,000		$ 250,000
Cash, insured amount	$ 0		$ 0	$ 338,739
Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	100.00%
Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | CANADA
Concentration Risk [Line Items]
Concentration risk percentage	21.30%	21.30%
Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk [Line Items]
Concentration risk percentage	66.30%	78.70%	19.40%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	94.40%	95.30%	87.60%	80.50%
One Customers[Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		49.50%	19.30%	33.60%
One Customers[Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	84.50%	79.00%	89.50%
Two Customers[Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%	19.20%	18.00%
Two Customers[Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				100.00%
Three Customers[Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.80%	49.10%	28.90%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			52.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				48.00%
Mriya Aid [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.70%	21.00%
Classic Custom [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.10%	49.40%
JDET Advance Forensics [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.60%
Florida Power And Light [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		24.80%
Four Suppliers [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	88.90%
American Protection Works [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Avient Protective Materials [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.00%
Linco ln Fabrics [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%
Chatsuboo [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.70%
Two Suppliers [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		72.20%
Minelab Electronics [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			22.90%
Minelab Electronics [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		40.10%
Hextronics [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		42.10%